Income Taxes - Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Uncertainties [Abstract]
Balance at beginning of period	$ 287	$ 302	$ 243
Additions (reductions) for tax positions taken in prior years	93	3	57
Additions for tax positions taken in the current year	10	9	12
Exam resolutions	(51)	(23)	(6)
Statute expirations	(4)	(4)	(4)
Balance at end of period	$ 335	$ 287	$ 302